The Company has the following stock options outstanding as at December 31, 2021: (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 13, 2021 Number	Apr. 13, 2021 Number	Jan. 20, 2021 Number	Dec. 31, 2020 shares	Dec. 31, 2020 Number	Dec. 31, 2019 shares
IfrsStatementLineItems [Line Items]
Number of stock options outstanding	3,923,491	3,923,491	855,234	743,671	2,734,073	2,734,073	3,744,095
Exercise price | $ / shares	$ 3.35
Number of stock options exercisable | shares	2,668,573
Weighted average remaining contractual life (years)	2 years 11 months 12 days
Date Of Expiry 1 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	October 17, 2022
Number of stock options outstanding | Number		17,959
Exercise price | $ / shares	$ 0.80
Number of stock options exercisable | shares	17,959
Weighted average remaining contractual life (years)	9 months 14 days
Date Of Expiry 2 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	November 18, 2022
Number of stock options outstanding | Number		874,558
Exercise price | $ / shares	$ 0.37
Number of stock options exercisable | shares	874,558
Weighted average remaining contractual life (years)	10 months 17 days
Date Of Expiry 3 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	November 14, 2023
Number of stock options outstanding | Number		13,187
Exercise price | $ / shares	$ 2.37
Number of stock options exercisable | shares	13,187
Weighted average remaining contractual life (years)	1 year 10 months 14 days
Date Of Expiry 4 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	March 29, 2024
Number of stock options outstanding | Number		324,410
Exercise price | $ / shares	$ 2.37
Number of stock options exercisable | shares	324,410
Weighted average remaining contractual life (years)	2 years 2 months 27 days
Date Of Expiry 5 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	August 27, 2024
Number of stock options outstanding | Number		943,750
Exercise price | $ / shares	$ 2.40
Number of stock options exercisable | shares	943,750
Weighted average remaining contractual life (years)	2 years 7 months 28 days
Date Of Expiry 6 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	December 9, 2025
Number of stock options outstanding | Number		739,475
Exercise price | $ / shares	$ 3.20
Number of stock options exercisable | shares	304,709
Weighted average remaining contractual life (years)	3 years 11 months 8 days
Date Of Expiry 7 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	January 1, 2026
Number of stock options outstanding | Number		820,152
Exercise price | $ / shares	$ 8.75
Number of stock options exercisable | shares
Weighted average remaining contractual life (years)	4 years 4 days
Date Of Expiry 8 [Member]
IfrsStatementLineItems [Line Items]
Expiry date	December 12, 2028
Number of stock options outstanding | Number		190,000
Exercise price | $ / shares	$ 1.00
Number of stock options exercisable | shares	190,000
Weighted average remaining contractual life (years)	6 years 11 months 12 days